Provisions - Schedule of assumptions used in preparing sensitivity analysis for actuarial assumptions (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Discount rate	3.40%	3.20%
Salary increase rate	2.50%	2.50%
Average remaining lifespan of employees (in years)	20 years	22 years
Minimum
Disclosure of other provisions [line items]
Turnover rate	0.00%	0.00%
Social security rate	43.00%	43.00%
Maximum
Disclosure of other provisions [line items]
Turnover rate	21.35%	21.35%
Social security rate	47.00%	47.00%